Document and Entity Information	6 Months Ended
Aug. 02, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Aug. 02, 2015
Trading Symbol	PLAY
Entity Registrant Name	Dave & Buster's Entertainment, Inc.
Entity Central Index Key	0001525769
Entity Filer Category	Non-accelerated Filer